PER SHARE INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 12	-	PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net (loss) income by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) are computed by dividing the net (loss) income by the weighted-average number of shares of common stock, and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of Company’s Condensed Statements of Operations.

The calculation of Basic EPS and Diluted EPS is summarized as follows:

	For the Three Months Ended Dec 31,		For the Nine Months Ended Dec 31,
	2012	2011	2012	2011
Numerator
Net Income (loss) attributable to common shareholders - Basic	9,363,166	8,720,994	$(109,023)	$(8,093,110)

Net Income attributable to common shareholders - Diluted	9,390,983	8,807,320	n/a	n/a

Denominator
Weighted-average shares of common stock outstanding	350,220,224	262,067,348	345,284,514	247,443,617

Dilutive effect of stock options, warrants and convertible securities	135,987,189	164,970,150	n/a	n/a

Net (loss) income per share
Basic	$0.03	$0.03	$0.00	$(0.03)
Diluted	$0.02	$0.02

NOTE 18 -	PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic EPS and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of the Company’s Consolidated Statements of Operations. As the Company had a net loss for Fiscal Year 2012 and Fiscal Year 2011, Diluted EPS is not presented as the effect of the Company’s common stock equivalents and convertible securities is anti-dilutive.

Basic EPS is calculated as follows:

	Fiscal Year 2012	Fiscal Year 2011
Numerator
Net (Loss) attributable to common shareholders	$(15,167,289)	$(13,582,159)

Denominator
Weighted average shares of common stock outstanding	259,163,279	100,020,520

Net (Loss) per Share – Basic and Diluted	$(0.06)	$(0.14)

Potentially dilutive securities excluded from the calculation of diluted loss per share ( in accordance with GAAP)
Stock Options	2,999,000	3,057,000

Convertible Preferred Stock	94,512,298	180,881,120

Warrants	161,478,979	155,325,048